Financial income and expense - Summary of financial expenses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Detailed Information about Financial Expense [Abstract]
Interest expense, Financial liabilities measured at AC		¥ 16,016	¥ 6,377	¥ 5,916
Interest expense, Other		10,382	8,223	8,292
Foreign exchange loss, net	[1]	14,489	1,612	16,191
Loss on revaluation of equity instruments, Financial assets measured at FVPL	[2]	4,623	66,177
Other		13,441	21,751	10,683
Total		¥ 58,951	¥ 104,140	¥ 41,082

[1]	Foreign exchange loss, net includes gains or losses from foreign exchange contracts.
[2]	Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares, net of costs to be paid to Sony’s artists and distributed labels, owned as of March 31, 2021, March 31, 2022 and March 31, 2023 resulted in an unrealized gain of 51,310 million yen (480 million U.S. dollars), an unrealized loss of 45,017 million yen (395 million U.S. dollars), and an unrealized loss of 7,787 million yen (58 million U.S. dollars), respectively.